Private Placements	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 4 - Private Placements

November 2018 Private Placement

On November 26, 2018, the Company completed a self-directed offering (the “November 2018 Private Placement”) to accredited investors of 16,666,667 units of the Company’s equity securities (each a “Unit” and collectively, the “Units”) at a price of $1.50 per Unit with each Unit comprised of (a) one share of unregistered common stock; and (b) one warrant to purchase one share of common stock at a price, subject to certain adjustments, of $1.70 per share for a period of seven (7) years (the “Series T Warrant”). The Unit price represents an approximately 20% discount to the closing price of the Company's common stock on October 29, 2018, the date the Investor and the Board agreed to enter into a significant financing arrangement. Pursuant to the November 2018 Private Placement, the Company issued 13,200,000 Units in exchange for cash of $19,800,000 and 3,466,667 Units for the conversion of $5,200,000 of the principal and unpaid interest owed under the 2013 Note and the March 2015 Loan. The interest payable remaining under the notes totals $52,182, which the Company agreed to repay from proceeds received under the November 2018 Private Placement. Of the 13,200,000 Units issued in exchange for cash, Kalen Capital Corporation purchased 13,100,000 Units.

The Series T Warrants were accounted for pursuant to ASC 470-20-25-2. The relative fair value of the common stock was estimated to be $13,687,151. The relative fair value of the Series T Warrants was estimated to be $11,312,849 as determined based on the relative fair value allocation of the proceeds received. The Series T Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $2.94 per share; estimated volatility – 85.85%; 7-year risk free interest rate – 2.97%; expected dividend rate - 0% and expected life - 7 years.

September 2017 Private Placement

On September 11, 2017, the Company initiated and on September 29, 2017, completed a self-directed offering of 821,600 units at a price of $3.11 per unit for $2,555,176 in aggregate proceeds (the “September 2017 Private Placement”). The unit price was based on a 15% discount to the average of the 30-day closing price (last day being Friday September 8, 2017) of the Company’s common stock as reported on the OTCQB. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant (each, a “Series S Warrant”) to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2022. The warrants may be exercised upon issuance and on a cashless basis. All the units were purchased by unrelated parties.

The S Warrants were accounted for pursuant to ASC 470-20-25-2. The relative fair value of the common stock was estimated to be $1,540,000. The relative fair value of the Series S Warrants was estimated to be $1,015,000 as determined based on the relative fair value allocation of the proceeds received. The Series S Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.95 per share; estimated volatility – 77.96%; 5-year risk free interest rate – 1.71%; expected dividend rate - 0% and expected life - 5 years.

July 2017 Private Placement

On July 24, 2017, the Company completed a self-directed offering of 300,000 units at a price of $2.30 per unit for $690,000 in aggregate proceeds (the “July 2017 Private Placement”). Each unit consisted of one share of common stock and one Series S-A Stock Purchase Warrant (each, a “Series S-A Warrant”) to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised upon issuance and on a cashless basis. All of the units of the July 2017 Private Placement were purchased by the Investor.

The S-A Warrants were accounted for pursuant to ASC 470-20-25-2. The relative fair value of the common stock was estimated to be $414,000. The relative fair value of the Series S-A Warrants was estimated to be $276,000 as determined based on the relative fair value allocation of the proceeds received. The Series S-A Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.20 per share; estimated volatility – 76.13%; 5-year risk free interest rate – 1.83%; expected dividend rate - 0% and expected life - 5 years.

June 2016 Private Placement

On June 20, 2016, the Company completed a self-directed offering of 937,500 units at a price of $3.20 per unit for $3,000,000 in aggregate proceeds (the “June 2016 Private Placement”). Each unit consisted of (a) one share of common stock; (b) one Series Q Stock Purchase Warrant (each, a “Series Q Warrant”) to purchase one share of common stock at an exercise price of $3.20 per share through June 20, 2019; and (c) one Series R Stock Purchase Warrant (each, a “Series R Warrant”) to purchase one share of common stock at a price of $4.00 per share through June 20, 2021. The warrants may be exercised upon issuance and on a cashless basis.

The Series Q and Series A Warrants were accounted for pursuant to ASC 470-20-25-2. The relative fair value of the common stock was estimated to be $1,338,000. The relative fair value of the Series Q Warrants and Series R Warrants was estimated to be $783,000 and $879,000, respectively, as determined based on the relative fair value allocation of the proceeds received.

March 2016 Private Placement

Beginning on February 18, 2016 and closing on March 31, 2016, the Company completed an offering pursuant to a Private Placement Memorandum dated February 16, 2016 (the “March 2016 Private Placement”) for the sale to accredited investors of units of the Company’s equity securities (each a “PPM Unit” and collectively, the “PPM Units”) at a price of $3,100 per PPM Unit with each PPM Unit comprised of (a) one thousand shares of common stock; (b) one warrant to purchase one thousand shares of common stock at a price, subject to certain adjustments, of $3.10 per share through October 31, 2017 (the “Series O Warrant”); and (c) one warrant to purchase five hundred shares common stock at a price, subject to certain adjustments, of $3.70 per share through April 30, 2018 (the “Series P Warrant”). Pursuant to the March 2016 Private Placement, the Company issued 618 PPM Units consisting of 441 PPM Units in exchange for cash of $1,367,100 and 177 PPM Units for the conversion of $548,700 of the principal owed under the December 2015 Loan Agreement.

The terms of the March 2016 Private Placement provided for a onetime reset adjustment (the “Reset Adjustment”) such that if, within 6 months from the March 2016 Private Placement Termination Date, the Company sold equity securities at a price less than $3.10 per share (“Reset Price”), each of the subscribers having purchased Units in the March 2016 Private Placement would receive additional Units (the “Reset Units”) equal to the difference between the number of Units that would have been issuable to such subscribers if the price per share of common stock included in the Units was equal to the Reset Price less the number of Units actually received by such subscriber. The Reset Adjustment expired on September 30, 2016; no Reset Units were issued. The Reset Adjustment was accounted for as a derivative, measured at fair value, during the year ended August 31, 2016. The Company determined the Reset Adjustment had no value as of August 31, 2016.

The Reset Adjustment contained in the March 2016 Private Placement did not have fixed settlement provisions because the number of PPM Units issued may be adjusted higher if the Company sells securities at lower prices in the future; therefore, the Company concluded that the Reset Adjustment feature was not indexed to the Company’s stock and is to be treated as a derivative liability for accounting purposes. The accounting treatment for derivative financial instruments requires that the Company allocate a portion of the equity proceeds to the derivative for an amount equal to its initial fair value. Subsequently, on each reporting date, the fair value of the derivative is measured with changes in value recorded to other income/expense. In determining the fair value of the derivative liabilities, the Company used a Monte Carlo simulation at the date the instrument was issued and at each quarter end until the termination date of the Reset Adjustment on September 30, 2016.

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s derivative liability that is categorized within Level 3 of the fair value hierarchy during the year ended August 31, 2016 as follows:

Common stock issuable upon exercise of Series O Warrants	618,000
Common stock issuable upon exercise of Series P Warrants	309,000
Stock price	$3.13 - $4.19
Volatility (Annual)	80% - 83%
Strike price	$3.10, Series O Warrants; $3.70, Series P Warrants
Risk-free rate	0.71% - 0.80% Series O Warrants; 0.71% - 0.79%, Series P Warrants
Term	1.4 – 1.7 years Series O Warrants; 2.1 - 2.2 years, Series P Warrants
Probability of Reset Adjustment	0% - 100%

As of August, 31, 2016, as a result of the June 2016 Private Placement, the Company had no plans to raise capital prior to the expiration date of the Reset Adjustment. As a result, the Company determined that the Reset Adjustment had no value as of August 31, 2016 resulting in the reclassification of the derivative liability balance to additional paid-in capital.

The following table sets forth the Company’s derivative liabilities that were accounted for at fair value on a recurring basis categorized within Level 3 of the fair value hierarchy during the year ended August 31, 2016:

	Balance at August 31, 2015	Initial valuation of derivative liabilities upon issuance of new securities during the period	Increase (decrease) in fair value of derivative liabilities	Balance at August 31, 2016
Warrant liability	$-	$1,714,395	$(1,714,395)	$-